Income Taxes (Details) - Schedule of attributed continuing operations - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Taxes (Details) - Schedule of attributed continuing operations [Line Items]
Current income tax			$ 218,949
Deferred income tax	173,017	$ (89,000)
Total income tax expense	$ 173,017	$ (89,000)	$ 218,949